OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER BORROWINGS [Abstract]
Other Borrowings	A summary of other borrowings at December 31 follows:
	2019	2018
	(In thousands)
Advances from the FHLB	$63,640	$25,696
Federal funds purchased	25,000	-
Other	6	4
Total	$88,646	$25,700

FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2019		2018
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2019			$10,000	1.60%
2020	$28,645	2.19%	10,762	3.18
2022	4,995	1.69	4,934	1.69
2025 and thereafter	30,000	0.74
Total advances	$63,640	1.47%	$25,696	2.28%